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                       Securities and Exchange Commission
                              Washington, DC 20549
                        Rule 23c-2 Notice of Intention to
                                Redeem Securities

                                       of

                   Tortoise Energy Infrastructure Corporation
                             10801 Mastin Boulevard
                             Overland Park, KS 66210

                                    under the

                         Investment Company Act of 1940

                       Securities Act File No. 333-140457
                    Investment Company Act File No. 811-21462

(1)  Title  of  the  class  of  securities  of  Tortoise  Energy  Infrastructure
     Corporation (the "Company") to be redeemed:

          Money  Market  Cumulative   Preferred   Shares,   Series  III  (CUSIP:
          89147L407) (the "Series III MMP Shares").

(2)  Date on which the securities are to be called or redeemed:

          The Series III MMP Shares will be redeemed on July 24, 2008

(3)  Applicable  provisions  of the governing  instrument  pursuant to which the securities are to be redeemed:

          The  Series  III MMP Shares  are to be  redeemed  pursuant  to Section
          (3)(a)(i) of Part I of the Company's Articles  Supplementary  dated as of April 3, 2007.

(4)  The  principal  amount or number of  shares  and the basis  upon  which the securities to be redeemed are to be selected:

          The Company  intends to redeem all of its  outstanding  Series III MMP
          Shares,  representing an aggregate  liquidation  preference  amount of
          $35,000,000.

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                                       SIGNATURE

         Pursuant to the requirement of Rule 23c-2 under the Investment  Company
Act of 1940,  the Company has duly  caused  this Notice of  Intention  to Redeem
Securities  to be signed on its  behalf by the  undersigned  on this 24th day of
June 2008.

                                                TORTOISE ENERGY INFRASTRUCTURE
                                                CORPORATION

                                                By:  /s/ P. Bradley Adams
                                                   -----------------------------
                                                   Name: P. Bradley Adams
                                                   Title: Assistant Treasurer